Short term loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of short term debt
Lender	December 31, 2019	Term	Effective Interest Rate
Longwan Rural Commercial Bank Shacheng Branch	$287,282	August 09, 2019 to August 08, 2020	4.50%
Industrial and Commercial Bank of China	574,564	August 15, 2019 to August 15, 2020	4.35%
Total	$861,846

Lender	December 31, 2018	Term	Effective Interest Rate
Bank of China Longwan Branch	$202,894	April 13, 2016 to April 14, 2019*	5.70%
Bank of China Longwan Branch	186,168	June 8, 2016 to April 14, 2019*	5.70%
Industrial and Commercial Bank of China -Wenzhou Branch	727,220	July 17, 2018 to July 17, 2019	6.04%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 23, 2018 to July 17, 2019	8.71%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 25, 2018 to July 17, 2019	8.71%
Total	$1,698,058